Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 305,133	£ 200,365	[1]
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	154,020	99,148
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,822	56,593
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,291	44,624
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	125,471	85,226
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	108,664	58,391
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62,834	52,197
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 8,164	£ 4,551

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).